Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Loans Past Due but Not Impaired) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 946,136	$ 903,083
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,827	2,492
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	455	367
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,375	1,157
Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	620	601
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	377	367
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,048	1,779
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	349	286
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,042	870
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	368	359
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	289	264
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	779	713
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	106	81
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	333	287
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	252	242
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 88	$ 103